Explanatory Note
This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2008, included in Post-Effective Amendment No. 8 to the registration statement on Form N-6 (File Nos. 333-89446 and 811-05118) filed on May 1, 2008 pursuant to paragraph (b) of Rule 485.
This registration statement also incorporates by reference the supplement to the Prospectus dated May 8, 2008, as filed on May 8, 2008 pursuant to Rule 497.
SUPPLEMENT DATED OCTOBER 3, 2008
TO THE PROSPECTUS FOR
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE
DATED MAY 1, 2008
The following information is an addition to information currently in the prospectus.
Effective November 22, 2008, the following additional investment options will be available.
TABLE OF SEPARATE ACCOUNT DIVISIONS
Please add the following information to the Table of Separate Account Divisions which begins on page 41:

Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account — Class 1
Investment Advisor:	Edge Asset Management, Inc.
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account — Class 1
Investment Advisor:	Edge Asset Management, Inc.
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.